Fair value estimate - Changes in assets and liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Changes in financial assets
Financial assets at beginning of period	$ 99,014
Financial assets at end of period	99,184
Changes in financial liabilities
Financial liabilities at beginning of period	57,990
Financial liabilities at end of period	54,412
Level 3 | Fair value measurement
Changes in financial assets
Financial assets at beginning of period	315
Gain on financial assets recognized in income statement	(45)
Financial assets at end of period	270
Changes in financial liabilities
Financial liabilities at beginning of period	449
Gain (loss) on financial liabilities recognized in income statement	(240)
Financial liabilities at end of period	$ 209